Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Issued capital [member] USD ($) shares		Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($)	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)	Total equity attributable to equity holders of the company USD ($)	Non-controlling interest USD ($)
Balance at Mar. 31, 2018		$ 9,960	$ 190		$ 247	$ 11,587	$ 244	$ 9		$ (2,317)	$ 9,960
Balance, Shares at Mar. 31, 2018 | shares	[1]		2,173,312,301
Changes in equity for the year
Net Profit		2,200				2,199					2,199	$ 1
Re-measurement of the net defined benefit liability/asset* (Refer to Notes 2.14 and 2.18)	[2]	(3)								(3)	(3)
Equity instruments through other comprehensive income *(Refer to Notes 2.2 and 2.18)	[2]	10								10	10
Fair value changes on derivatives designated as cash flow hedge* (Refer to Notes 2.3 and 2.18)	[2]	3							$ 3		3
Exchange difference on translation of foreign operations		(560)								(560)	(560)
Total comprehensive income		1,650				2,199			3	(553)	1,649	1
Shares issued on exercise of employee stock options - before bonus issue (Refer to Note 2.17)		0
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares | shares	[1]		392,528
Increase in share capital on account of Bonus issue (Refer to Note 2.15)(1)	[3]	150	$ 150								150
Increase in share capital on account of Bonus issue (Refer to note 2.13), shares | shares	[1],[3]		2,173,704,829
Amounts utilized for bonus issue (Refer to Note 2.15)(1)	[3]	(150)				(150)					(150)
Shares issued on exercise of employee stock options - after bonus issue (Refer to Note 2.15)		1			1						1
Shares issued on exercise of employee stock options - after bonus issue, Shares | shares	[1]		1,196,804
Buyback of equity shares (Refer to Note 2.5 and 2.15)		(289)	$ (1)			(288)					(289)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[1]		(12,652,000)
Transaction costs related to buyback* (Refer to Note 2.15)	[2]	(2)				(2)					(2)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0				(1)		1
Non-controlling interests on acquisition of subsidiary (Refer to Note 2.10)		8										8
Transfer to other reserves		0				(346)	346
Transfer from other reserves on utilization		0				206	(206)
Employee stock compensation expense (Refer to Note 2.17)		28			28						28
Income tax benefit arising on exercise of stock options		1			1						1
Dividends (including corporate dividend tax)(1)	[3]	(1,957)				(1,957)					(1,957)
Balance (Impact on Account of Adoption of IFRS 16 [member]) at Mar. 31, 2019	[2]	(6)				(6)					(6)
Balance (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019		9,394	$ 339		277	11,242	384	10	3	(2,870)	9,385	9
Balance at Mar. 31, 2019		9,400	$ 339		277	11,248	384	10	3	(2,870)	9,391	9
Balance, Shares (Upon Adoption of IFRS 16 [member]) at Mar. 31, 2019 | shares	[1]		4,335,954,462
Balance, Shares at Mar. 31, 2019 | shares	[1]		4,335,954,462
Changes in equity for the year
Net Profit		2,338				2,331					2,331	7
Re-measurement of the net defined benefit liability/asset* (Refer to Notes 2.14 and 2.18)	[2]	(24)								(24)	(24)
Equity instruments through other comprehensive income *(Refer to Notes 2.2 and 2.18)	[2]	(5)								(5)	(5)
Fair value changes on investments, net*	[2]	3								3	3
Fair value changes on derivatives designated as cash flow hedge* (Refer to Notes 2.3 and 2.18)	[2]	(5)							(5)		(5)
Exchange difference on translation of foreign operations		(720)								(718)	(718)	(2)
Total comprehensive income		1,587				2,331			(5)	(744)	1,582	5
Shares issued on exercise of employee stock options - after bonus issue (Refer to Note 2.15)		1			1						1
Shares issued on exercise of employee stock options - after bonus issue, Shares | shares	[1]		2,666,014
Buyback of equity shares (Refer to Note 2.5 and 2.15)		(902)	$ (7)			(895)					(902)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[1]		(97,867,266)
Transaction costs related to buyback* (Refer to Note 2.15)	[2]	(1)				(1)					(1)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0				(7)		7
Non-controlling interests on acquisition of subsidiary (Refer to Note 2.10)		46										46
Transfer to other reserves		0				(361)	361
Transfer from other reserves on utilization		0				151	(151)
Effect of modification of equity settled share-based payment awards to cash settled awards (Refer to Note 2.17)		(8)			(7)	(1)					(8)
Financial liability under option arrangements (Refer to Note 2.10)		(86)				(86)					(86)
Employee stock compensation expense (Refer to Note 2.17)		33			33						33
Income tax benefit arising on exercise of stock options		1			1						1
Dividends paid to non-controlling interest of subsidiary		(5)										(5)
Dividends (including corporate dividend tax)(1)	[3]	(1,359)				(1,359)					(1,359)
Balance at Mar. 31, 2020		$ 8,701	$ 332		305	11,014	594	17	(2)	(3,614)	8,646	55
Balance, Shares at Mar. 31, 2020 | shares		4,240,753,210	4,240,753,210	[1]
Changes in equity for the year
Net Profit		$ 2,623				2,613					2,613	10
Re-measurement of the net defined benefit liability/asset* (Refer to Notes 2.14 and 2.18)	[2]	17								17	17
Equity instruments through other comprehensive income *(Refer to Notes 2.2 and 2.18)	[2]	16								16	16
Fair value changes on investments, net*	[2]	(14)								(14)	(14)
Fair value changes on derivatives designated as cash flow hedge* (Refer to Notes 2.3 and 2.18)	[2]	4							4		4
Exchange difference on translation of foreign operations		333								332	332	1
Total comprehensive income		2,979				2,613			4	351	2,968	11
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares | shares	[1]		4,392,904
Transfer to other reserves		0				(455)	455
Transfer from other reserves on utilization		0				141	(141)
Effect of modification of equity settled share-based payment awards to cash settled awards (Refer to Note 2.17)		12			12						12
Employee stock compensation expense (Refer to Note 2.17)		34			34						34
Income tax benefit arising on exercise of stock options		6			6						6
Payment towards acquisition of minority interest		(7)				(4)					(4)	(3)
Dividends paid to non-controlling interest of subsidiary		(3)										(3)
Dividends (including corporate dividend tax)(1)	[3]	(1,222)				(1,222)					(1,222)
Shares issued on exercise of employee stock options (Refer to Note 2.17)		2			2						2
Balance at Mar. 31, 2021		$ 10,502	$ 332		$ 359	$ 12,087	$ 908	$ 17	$ 2	$ (3,263)	$ 10,442	$ 60
Balance, Shares at Mar. 31, 2021 | shares		4,245,146,114	4,245,146,114	[1]

[1]	excludes treasury shares of 15,514,732 as of March 31, 2021, 18,239,356 as of March 31, 2020 and 20,324,982 as of March 31, 2019 and 10,801,956 as of April 1, 2018, held by consolidated trust. The treasury shares as at March 31, 2018 has not been adjusted for the September 2018 bonus issue.
[2]	net of taxes
[3]	net of treasury shares